Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2014
Investments, All Other Investments [Abstract]
Fair Values of Derivatives

The fair values of CNH Industrial’s derivatives as of September 30, 2014 and December 31, 2013 in the condensed consolidated balance sheets are recorded as follows:

	September 30, 2014	December 31, 2013
	(in millions)
Derivatives Designated as Hedging Instruments:
Assets:
Foreign exchange contracts	$41	$159
Interest rate derivatives	51	49

Total assets	$92	$208

Liabilities
Foreign exchange contracts	$(186)	$(42)
Interest rate derivatives	(16)	(14)

Total liabilities	$(202)	$(56)

Derivatives Not Designated as Hedging Instruments:
Assets:
Foreign exchange contracts	$65	$45
Interest rate derivatives	8	8

Total assets	$73	$53

Liabilities
Foreign exchange contracts	$(29)	$(28)
Interest rate derivatives	(9)	(10)

Total liabilities	$(38)	$(38)

Pre Tax Gains losses on Consolidated Statements of Operations

Pre-tax gains (losses) on the condensed consolidated statements of operations related to CNH Industrial’s derivatives for the three and nine months ended September 30, 2014 and 2013 are recorded in the following accounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Fair Value Hedges
Interest rate derivatives—Interest expense	$1	$13	$2	$(25)
Gains/(losses) on hedged items—Interest expense	(1)	(13)	(2)	25
Cash Flow Hedges
Recognized in accumulated other comprehensive income (Effective Portion):
Foreign exchange contracts—accumulated other comprehensive income	$(113)	$46	$(242)	$131
Interest rate derivatives—accumulated other comprehensive income	$(3)	$(11)	$(1)	$(6)
Reclassified from accumulated other comprehensive income (Effective Portion):
Foreign exchange contracts—Net sales	$7	$6	$19	$11
Foreign exchange contracts—Cost of goods sold	(2)	10	48	(3)
Foreign exchange contracts—Other, net	(21)	12	(33)	38
Interest rate derivatives—Interest expense	(4)	(4)	(9)	(12)
Not Designated as Hedges
Foreign exchange contracts—Other, net	$(9)	$(8)	$(40)	$49
Interest rate derivatives—Interest expense	$—	$—	$—	$—

Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis

The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2014 and December 31, 2013:

	Level 1		Level 2		Total
	September 30, 2014	December 31, 2013	September 30, 2014	December 31, 2013	September 30, 2014	December 31, 2013
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$106	$204	$106	$204
Interest rate derivatives	—	—	59	57	59	57
Available for sale securities	1	1	—	—	1	1

Total assets	$1	$1	$165	$261	$166	$262

Liabilities
Foreign exchange derivatives	$—	$—	$(215)	$(70)	$(215)	$(70)
Interest rate derivatives	—	—	(25)	(24)	(25)	(24)

Total liabilities	$—	$—	$(240)	$(94)	$(240)	$(94)

Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets

The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of September 30, 2014 and December 31, 2013 are as follows:

	September 30, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$22,294	$22,194	$21,976	$21,974
Debt	$30,833	$31,259	$29,866	$30,361